Stock-Based Compensation Plans (Details Narrative) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2018 USD ($) yr $ / shares shares	Sep. 30, 2017 USD ($) $ / shares	Sep. 30, 2016 $ / shares	Sep. 28, 2018 $ / shares	Dec. 21, 2016 USD ($) yr $ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares available for future issuance | shares	38,507
Dividend yield	0.00%
Expected minimum volatility	26.00%
Expected maximum volatility	46.00%
Expected life minimum | yr	3
Expecited life maximum | yr	7
Risk-free interest rate minimum	0.30%
Risk-free interest rate maximum	3.90%
Aggregate intrinsic value of exercisable options	$ 31
Aggregate intrinsic value of outstanding in-the-money options	57
Market close price | $ / shares				$ 19.23	$ 23.13
Realized tax benefit from option exercises	261
Realized tax benefit pertaining to FRP options	259
Total unrecognized compensation cost of options granted	$ 490
Weighted average period for compensation to be recognized | yr	3.1
Stock option modification compensation expense	$ 150
Stock appreciation rights issued | shares					80,000
Minimum award for stock appreciation rights					$ 500
Stock appreciation rights vesting period | yr					9.1
Director stock grant market price | $ / shares	$ 19.53	$ 25.50	$ 21.81
Stock appreciation rights accrued liability	$ 161	$ 71